RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

3. RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, in an effort to assist in the convergence of U.S. GAAP and International Financial Reporting Standards ("IFRS"), the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update related to "Fair Value Measurements: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs." The standard expands existing disclosure requirements for fair value measurements and makes certain other amendments, including a requirement to categorize, by level in the fair value hierarchy, items that are required to be disclosed, but not measured, at fair value. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied prospectively. The Company adopted this standard as of January 1, 2012 and its adoption did not have a material effect on its consolidated financial statements.